Janus Henderson Research Fund Average Annual Total Returns - Class D Shares [Member]	12 Months Ended	36 Months Ended	60 Months Ended	107 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Index (reflects no deduction for expenses, fees, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.37%	22.71%	13.59%	14.66%	14.59%
Russell 1000® Growth Index (reflects no deduction for expenses, fees, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	18.56%		15.32%	19.07%	18.13%
S&P 500® Index (reflects no deduction for expenses, fees, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%		14.42%	14.95%	14.82%
Class D | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	15.43%		12.38%		13.91%
Class D | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	13.05%		10.99%		12.66%
Class D | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	18.43%		14.06%		15.76%